DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
10	DERIVATIVE FINANCIAL INSTRUMENTS

Forward freight agreements and bunker swaps - analysed between:

	2023	2022
	US$’000	US$’000
Assets
Current assets	176	51
Non-current assets	423	-

Liabilities
Current liabilities	(712)	(138)
Non-current liabilities	(20)	-

The Group has entered into a number of bunker swaps, as follows:
2023
Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
January 2024 to June 2024	0.5% FOB Singapore	525.75	1,500	789	55
January 2024 to March 2024	0.5% FOB Rotterdam	522.50	1,350	705	6
January 2024 to September 2024	0.5% FOB Rotterdam	494.00	4,500	2,223	95
				3,717	156

Non-current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
January 2025 to February 2025	0.5% FOB Rotterdam	470.50	400	188	1

Current liabilities
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
March 2024 to April 2024	0.5% FOB Rotterdam	538.75	400	216	(8)
June 2024 to July 2024	0.5% FOB Rotterdam	530.00	400	212	(9)
March 2024	0.5% FOB Rotterdam	580.50	280	163	(16)
April 2024	0.5% FOB Rotterdam	576.25	280	161	(16)
April 2024 to December 2024	0.5% FOB Rotterdam	522.50	4,050	2,116	(75)
October 2024 to December 2024	0.5% FOB Rotterdam	494.00	1,500	741	(1)
				3,609	(125)

Non-current liabilities
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
March 2025 to December 2025	0.5% FOB Rotterdam	470.50	2,000	941	(20)

2022

Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
January 2023	0.5% FOB Rotterdam	510.25	350	179	2
January 2023 to December 2023	0.5% FOB Rotterdam	483.50	1,920	928	31
April 2023	0.5% FOB Rotterdam	488.50	400	195	5
May 2023	0.5% FOB Singapore	529.25	250	132	2
April 2023	0.5% FOB Rotterdam	488.50	400	195	5
May 2023	0.5% FOB Singapore	529.25	250	132	2
March 2023 to May 2023	0.5% FOB Singapore	537.50	750	403	4
				2,164	51

Current liabilities
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
January 2023	0.5% FOB Rotterdam	651.00	180	117	(25)
January 2023	0.5% FOB Rotterdam	599.50	450	270	(38)
January 2023 to February 2023	0.5% FOB Rotterdam	573.75	750	430	(47)
February 2023 to July 2023	0.5% FOB Rotterdam	510.25	2,100	1,072	(20)
August 2023 to December 2023	0.5% FOB Rotterdam	503.25	1,000	503	(8)
June 2023	0.5% FOB Singapore	537.50	250	134	-
				2,526	(138)

The Group has entered into a number of forward freight agreements in the normal course of business in order to hedge against open positions in the fleet from contracts of affreightment and exposure to earnings on the spot market. As at 31 December 2023, there are 10 (2022: Nil) outstanding forward freight agreements, maturing as follows:

2023

Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Duration	Notional value	Fair value gain
		US$		US$’000	US$’000
January 2024	BSI-58 ave 10TC	14,750	30	443	6
January 2024	BSI-58 ave 10TC	15,000	30	450	14
				893	20

Non-current assets
Derivative instruments held for trading

Settlement periods		Strike price	Duration	Notional value	Fair value gain
		US$		US$’000	US$’000
January 2025 to December 2025	BSI-58 ave 10TC	11,250	180	2,025	212
January 2025 to December 2025	BSI-58 ave 10TC	11,250	60	675	70
January 2025 to December 2025	BSI-58 ave 10TC	11,250	120	1,350	141
				4,050	423

Current liabilities
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Duration	Notional value	Fair value gain
		US$		US$’000	US$’000
January 2024 to December 2024	BSI-58 ave 10TC	12,300	60	738	(99)
January 2024 to December 2024	BSI-58 ave 10TC	12,300	60	738	(99)
January 2024 to December 2024	BSI-58 ave 10TC	12,300	60	738	(99)
January 2024 to December 2024	BSI-58 ave 10TC	12,300	60	738	(99)
January 2024 to December 2024	BSI-58 ave 10TC	12,350	120	1,482	(191)
				4,434	(587)